Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000258187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258187 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000258187 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000258187 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000258187 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000258187 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000258187 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000258187 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000258187 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000258187 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000258187 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000258187 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000258187 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.10%)
C000258188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000258188 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000258188 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000258188 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000258188 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000258188 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000258188 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000258188 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258188 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000258188 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000258188 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000258188 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000258188 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000261175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000261175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000261175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000261175 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000261175 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000261175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000261175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000261175 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000261175 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%